UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Portfolio Sort by Sector(Annual Report & N-Q)
As of 06/30/2007
06/29/2007 Prices

UPRIGHT GROWTH FUND Mutual Fund

615 West Mt. Pleasant Ave
Livingston, NJ 07039

Description	Quantity	Current Value	Weight	Symbol	Current Yield

Equities
Biotechnology
Amgen Incorporated	5100	281979	3.26%	AMGN	0.00%
Forbes Medi-Tech Inc	35000	26372.5	0.31%	FMTI	0.00%
		308351.5	3.56%		0.00%

Computer
Apple Computer Inc	1000	122040	1.41%	AAPL	0.00%
Dell Inc	6000	171300	1.98%	DELL	0.00%
		293340	3.39%		0.00%

Diversified Company
General Electric Company	2000	76560	0.89%	GE	2.90%
Manitowoc Company Inc	7500	602850	6.97%	MTW	0.10%
		679410	7.85%		0.40%

Electronic
Corning Inc	10000	255500	2.95%	GLW	0.50%
Omnivision Technologies	6500	117715	1.36%	OVTI	0.00%
Sanmina Corp	23450	73398.5	0.85%	SANM	0.00%
Vishay Intertechnology	29000	458780	5.30%	VSH	0.00%
Vitesse Semiconductor Cp	25000	28750	0.33%	VTSS	0.00%
		934143.5	10.79%		0.10%

Energy
El Paso Corporation	2000	34460	0.40%	EP	0.90%

Financial Service
Citigroup Inc	2000	102580	1.19%	C	4.20%

Healthcare
Unitedhealth Group Inc	11300	577882	6.68%	UNH	0.20%

Industrial Service
Allied Waste Industries	3000	40380	0.47%	AW	0.00%

Insurance
American Intl Group Inc	2000	140060	1.62%	AIG	1.10%

Internet
Google Inc	900	470430.09	5.44%	GOOG	0.00%

Medical
Biovail Corp	14000	355880	4.11%	BVF	5.90%
Merck & Co Inc	4000	199200	2.30%	MRK	3.10%
Pfizer Incorporated	25000	639250	7.39%	PFE	4.50%
Stemcells Inc	10000	23100	0.27%	STEM	0.00%
		1217430	14.07%		4.60%
Networks
Cisco Systems Inc	1900	52915	0.61%	CSCO	0.00%

Retail
Petsmart Inc	2000	64900	0.75%	PETM	0.40%
Timberland Co Cl A	1000	25190	0.29%	TBL	0.00%
		90090	1.04%		0.30%

Semiconductor
Conexant Systems Inc	30000	41400	0.48%	CNXT	0.00%
Integrated Device Tech	15000	229050	2.65%	IDTI	0.00%
Intel Corp	6000	142439.4	1.65%	INTC	1.90%
Lsi Logic Corp	29000	218370	2.52%	LSI	0.00%
Micron Technology Inc	27000	338310	3.91%	MU	0.00%
Silcon Motion Technology	6000	148980	1.72%	SIMO	0.00%
Taiwan Semiconductr Adrf	5869	65321.97	0.76%	TSM	13.80%
Texas Instruments Inc	3500	131740	1.52%	TXN	0.90%
		1315611.37	15.20%		1.00%

Software & Services
Oracle Corporation	10000	197100	2.28%	ORCL	0.00%

Storage Technology
E M C Corp Mass	16000	289600	3.35%	EMC	0.00%
Sandisk Corp	15500	758570	8.77%	SNDK	0.00%
		1048170	12.11%		0.00%

Telecommunication
Directv Group Inc	8000	184880	2.14%	DTV	0.00%
Nokia Corp Spon Adr	7000	196770	2.27%	NOK	8.20%
		381650	4.41%		4.20%
		7884003.46	91.10%		1.20%

Cash and Money Funds
CASH		770155.43	8.90%	CASH	0.00%
		8654158.89	100.00%		1.10%

NOTES TO FINANCIAL STATEMENTS
Upright Growth Fund
1. SECURITY TRANSACTIONS
At June 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,327,341 amounted to $1,326,818 which consisted of aggregate gross unrealized appreciation of $1,702,225 and aggregate gross unrealized depreciation of ($375,407).

* Non-Income producing securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: September 28, 2007

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: September 28, 2007

* Print the name and title of each signing officer under his or her signature.